Investment Strategy - BNY Mellon Research Growth Fund, Inc.	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund's investments are selected through a collaborative process between the fund's portfolio managers and the global research analysts at Newton Investment Management North America, LLC, the fund's sub-adviser, with each analyst responsible for generating investment ideas across their domain expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. At the same time, ideas can emanate from the portfolio managers who then leverage the expertise of the domain experts. The fund invests in those companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.